John Hancock
International Dynamic Growth Fund
Quarterly portfolio holdings 1/31/2021

Fund’s investments
As of 1-31-21 (unaudited)
	Shares	Value
Common stocks 97.9%		$266,506,573
(Cost $188,722,045)
Argentina 2.2%		6,044,995
MercadoLibre, Inc. (A)	3,397	6,044,995
Australia 1.0%		2,681,108
Atlassian Corp. PLC, Class A (A)	11,600	2,681,108
Brazil 1.2%		3,305,967
Magazine Luiza SA	715,800	3,305,967
Canada 4.3%		11,699,418
Lululemon Athletica, Inc. (A)	12,265	4,031,260
Shopify, Inc., Class A (A)	6,980	7,668,158
China 11.6%		31,694,174
Contemporary Amperex Technology Company, Ltd., Class A	134,686	7,289,174
JD.com, Inc., ADR (A)	44,630	3,958,235
Kweichow Moutai Company, Ltd., Class A	8,300	2,712,544
Li Ning Company, Ltd.	491,000	3,058,837
Shenzhen Inovance Technology Company, Ltd., Class A	315,300	4,631,562
Tencent Holdings, Ltd.	66,900	5,961,011
Xinyi Solar Holdings, Ltd.	1,866,000	4,082,811
Denmark 2.1%		5,655,880
Vestas Wind Systems A/S	26,341	5,655,880
France 9.4%		25,557,841
LVMH Moet Hennessy Louis Vuitton SE	16,476	9,961,299
Sartorius Stedim Biotech	25,281	10,577,147
Teleperformance	15,346	5,019,395
Germany 3.7%		9,977,421
CTS Eventim AG & Company KGaA (A)	72,587	4,282,562
Deutsche Boerse AG	14,009	2,249,186
Zalando SE (A)(B)	30,051	3,445,673
Hong Kong 4.6%		12,603,947
AIA Group, Ltd.	378,800	4,567,099
Techtronic Industries Company, Ltd.	538,000	8,036,848
Indonesia 1.3%		3,520,278
Bank Rakyat Indonesia Persero Tbk PT	11,874,100	3,520,278
Ireland 0.9%		2,602,597
Experian PLC	74,461	2,602,597
Israel 1.7%		4,595,915
Nice, Ltd., ADR (A)	17,590	4,595,915
Japan 10.7%		29,115,486
Anritsu Corp.	181,700	4,476,847
Keyence Corp.	7,400	3,972,921
Lasertec Corp.	38,600	5,170,393
M3, Inc.	35,500	2,988,202
Sony Corp.	54,800	5,245,054
Tokyo Electron, Ltd.	19,098	7,262,069
Netherlands 7.5%		20,298,006
Adyen NV (A)(B)	2,961	6,185,597
2	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Netherlands (continued)
ASML Holding NV	26,435	$14,112,409
New Zealand 1.2%		3,164,263
Xero, Ltd. (A)	32,076	3,164,263
Singapore 3.2%		8,629,392
Sea, Ltd., ADR (A)	39,820	8,629,392
South Korea 4.1%		11,258,123
LG Chem, Ltd.	5,989	4,884,945
Samsung Electronics Company, Ltd.	87,176	6,373,178
Sweden 8.3%		22,726,330
Atlas Copco AB, A Shares	138,483	7,513,166
Epiroc AB, A Shares	241,175	4,620,647
Evolution Gaming Group AB (B)(C)	108,850	10,592,517
Switzerland 4.8%		13,122,183
Lonza Group AG	7,696	4,915,433
STMicroelectronics NV, NYRS (C)	168,200	6,719,590
Zur Rose Group AG (A)	3,243	1,487,160
Taiwan 5.7%		15,445,192
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	127,100	15,445,192
United States 8.4%		22,808,057
Adobe, Inc. (A)	12,970	5,950,247
Microsoft Corp.	19,388	4,497,240
NVIDIA Corp.	8,750	4,546,413

ServiceNow, Inc. (A)	11,284	6,129,017
Visa, Inc., Class A	8,720	1,685,140
Exchange-traded funds 2.2%		$5,916,549
(Cost $6,084,586)
iShares Core MSCI Total International Stock ETF	87,900	5,916,549

	Yield (%)	Shares	Value
Short-term investments 2.7%			$7,506,300
(Cost $7,506,067)
Short-term funds 2.7%			7,506,300
John Hancock Collateral Trust (D)	0.1320(E)	750,127	7,506,300

Total investments (Cost $202,312,698) 102.8%	$279,929,422
Other assets and liabilities, net (2.8%)	(7,714,301)
Total net assets 100.0%	$272,215,121

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 1-31-21. The value of securities on loan amounted to $7,288,913.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 1-31-21.
The fund had the following sector composition as a percentage of total investments on 1-31-21:
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	3

Information technology	40.9%
Consumer discretionary	17.9%
Industrials	16.1%
Communication services	6.7%
Health care	6.7%
Financials	5.8%
Materials	1.7%
Consumer staples	1.5%
Short-term investments	2.7%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2021, by major security category or type:
	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Argentina	$6,044,995	$6,044,995	—	—
Australia	2,681,108	2,681,108	—	—
Brazil	3,305,967	3,305,967	—	—
Canada	11,699,418	11,699,418	—	—
China	31,694,174	3,958,235	$27,735,939	—
Denmark	5,655,880	—	5,655,880	—
France	25,557,841	—	25,557,841	—
Germany	9,977,421	—	9,977,421	—
Hong Kong	12,603,947	—	12,603,947	—
Indonesia	3,520,278	—	3,520,278	—
Ireland	2,602,597	—	2,602,597	—
Israel	4,595,915	4,595,915	—	—
Japan	29,115,486	—	29,115,486	—
Netherlands	20,298,006	—	20,298,006	—
New Zealand	3,164,263	—	3,164,263	—
Singapore	8,629,392	8,629,392	—	—
South Korea	11,258,123	—	11,258,123	—
Sweden	22,726,330	—	22,726,330	—
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	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Switzerland	$13,122,183	$6,719,590	$6,402,593	—
Taiwan	15,445,192	15,445,192	—	—
United States	22,808,057	22,808,057	—	—
Exchange-traded funds	5,916,549	5,916,549	—	—
Short-term investments	7,506,300	7,506,300	—	—
Total investments in securities	$279,929,422	$99,310,718	$180,618,704	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	750,127	$5,197,077	$22,117,357	$(19,806,903)	$(1,794)	$563	$6,756	—	$7,506,300
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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